ASSET RETIREMENT OBLIGATIONS (Tables)	3 Months Ended
Mar. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations
The following table provides all changes to the company’s asset retirement obligations.

In thousands	December 31, 2021	December 31, 2020
Asset retirement obligations at the beginning of the year	$588	$204
Liabilities incurred	889	334
Accretion expenses	50	50
Total asset retirement obligations at year end	$1,527	$588
The following table provides all changes to the company’s asset retirement obligations.

In thousands
Asset retirement obligations at March 31, 2021	$588
Liabilities incurred	889
Accretion expenses	50
Asset retirement obligations at December 31, 2021	1,527
Liabilities incurred	—
Accretion expenses	63
Asset retirement obligations at March 31, 2022	$1,590